Lease - Summary of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 4,928,988	₩ 5,209,537
Less : Discount	(518,485)	(588,441)
Present value of lease payment	4,410,503	4,621,096	₩ 5,070,133
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	620,121	614,442
1~5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,158,145	2,133,538
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 2,150,722	₩ 2,461,557